CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary shares	Additional Paid-In Capital	Subscription receivable	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive income (loss)
Balance, shares at Dec. 31, 2018		22,354,793
Balance, amount at Dec. 31, 2018	$ 3,934,494	$ 2,235	$ 6,576,401	$ (2,354,793)	$ 34,784	$ (324,133)
Shares sold for cash	2,354,793			2,354,793
Net loss	(2,834,751)				(2,834,751)
Foreign currency translation adjustments	(46,109)					(46,109)
Balance, amount at Dec. 31, 2019	3,408,427	$ 2,235	6,576,401	0	(2,799,967)	(370,242)
Balance, shares at Dec. 31, 2019		22,354,793
Shares sold for cash	0
Net loss	(442,071)				(442,071)
Foreign currency translation adjustments	197,747					197,747
Balance, amount at Dec. 31, 2020	3,164,103	$ 2,235	6,576,401	0	(3,242,038)	(172,495)
Balance, shares at Dec. 31, 2020		22,354,793
Shares sold for cash	0
Net loss	(3,864,310)				(3,864,310)
Foreign currency translation adjustments	22,521					22,521
Balance, amount at Dec. 31, 2021	$ (677,686)	$ 2,235	$ 6,576,401	$ 0	$ (7,106,348)	$ (149,974)
Balance, shares at Dec. 31, 2021		44,709,586